Other Real Estate Owned	12 Months Ended
Dec. 31, 2017
Other Real Estate
Other Real Estate Owned

Note 15 – Other real estate owned

The following tables present the activity related to Other Real Estate Owned (“OREO”), for the years ended December 31, 2017, 2016 and 2015. During the second quarter of 2015, the Corporation completed a bulk sale of $37 million of covered OREOs.

	For the year ended December 31, 2017
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$20,401	$160,044	$32,128	$212,573
Write-downs in value[1]	(5,011)	(16,876)	(3,311)	(25,198)
Additions	8,918	70,763	9,912	89,593
Sales	(2,765)	(68,145)	(16,273)	(87,183)
Other adjustments	(132)	2,063	(2,861)	(930)
Ending balance	$21,411	$147,849	$19,595	$188,855
[1] Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.

	For the year ended December 31, 2016
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$32,471	$122,760	$36,685	$191,916
Write-downs in value	(2,909)	(9,889)	(2,273)	(15,071)
Additions	7,372	105,140	17,588	130,100
Sales	(15,894)	(56,826)	(18,206)	(90,926)
Other adjustments	(639)	(1,141)	(1,666)	(3,446)
Ending balance	$20,401	$160,044	$32,128	$212,573

	For the year ended December 31, 2015
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$38,983	$96,517	$85,394	$44,872	$265,766
Write-downs in value	(13,356)	(8,567)	(20,350)	(3,891)	(46,164)
Additions	17,671	86,040	9,661	25,019	138,391
Sales	(25,065)	(53,782)	(59,749)	(25,990)	(164,586)
Other adjustments	(266)	(540)	(452)	(233)	(1,491)
Transfer to non-covered status[1]	14,504	3,092	(14,504)	(3,092)	-
Ending balance	$32,471	$122,760	$-	$36,685	$191,916
[1] Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.